CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Timber ETF

Supplement to the currently effective Summary Prospectus for the above-listed Fund:

Effective immediately, the Summary Prospectus is amended as follows:

The table in the “Fees and Expenses of the Fund” section of the Summary Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.25%
Total annual Fund operating expenses	0.75%
Expense Reimbursements(1)	0.15%
Total annual Fund operating expenses after Expense Reimbursements	0.60%

1. The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% of average net assets per year (the “Expense Cap”), at least until December 31, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust"). To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund’s expense ratio will exceed the Expense Cap.

The table in the “Example” section of the Summary Prospectus is hereby deleted and replaced with the following:

One Year	Three Years	Five Years	Ten Years
$61	$246	$482	$1,159

Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 20, 2015                                         CUT-SUMPRO-SUP

CLAYMORE EXCHANGE-TRADED FUND TRUST 2
Guggenheim Timber ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (“SAI”) for the above-listed Fund:

Effective immediately, the Prospectus and SAI are amended as follows:

The table in the “Summary Information-Guggenheim Timber ETF-Fees and Expenses of the Fund” table in the Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and service (12b-1) fees	0.00%
Other expenses	0.25%
Total annual Fund operating expenses	0.75%
Expense Reimbursements(1)	0.15%
Total annual Fund operating expenses after Expense Reimbursements	0.60%

1. The Fund’s Investment Adviser has contractually agreed to reimburse Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 0.55% of average net assets per year (the “Expense Cap”), at least until December 31, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees (the "Board") of Claymore Exchange-Traded Fund Trust 2 (the "Trust"). To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund’s expense ratio will exceed the Expense Cap.

The table in the “Summary Information-Guggenheim Timber ETF-Example” section of the Prospectus is hereby deleted and replaced with the following:

One Year	Three Years	Five Years	Ten Years
$61	$246	$482	$1,159

The third paragraph of the “Investment Management Services-Investment Adviser” section of the Prospectus is hereby deleted and replaced with the following:

Pursuant to an expense reimbursement agreement (the “Expense Agreement”) entered into between the Trust and the Investment Adviser with respect to Guggenheim Canadian Energy Income ETF, Guggenheim China Real Estate ETF, Guggenheim China Small Cap ETF, Guggenheim Frontier Markets and Guggenheim International Multi-Asset Income ETF, the Investment Adviser has agreed to pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expenses, a portion of each Fund’s licensing fees, offering costs (up to 0.25% of average net assets for the Guggenheim China Real Estate ETF, Guggenheim China Small Cap ETF and Guggenheim Frontier Markets ETF), brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) from exceeding the percentage of average net assets per year of each Fund, as set forth in the table below (the “Expense Cap”), at least until December 31, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. Pursuant to an expense reimbursement agreement (the “Expense Agreement”) entered into between the Trust and the Investment Adviser with respect to Guggenheim Timber ETF, the Investment Adviser has agreed to pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the percentage of average net assets per year of the Fund, as set forth in the table below (the “Expense Cap”), at least until December 31, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The Expense Cap table in the “Investment Management Services-Investment Adviser” section of the Prospectus is amended to reflect a 0.55% Expense Cap for Guggenheim Timber ETF.

The second paragraph of the “Management-Investment Advisory Agreement” section of the SAI is hereby deleted and replaced with the following:

Pursuant to an expense reimbursement agreement (the “Expense Agreement”) entered into between the Trust and the Investment Adviser, the Investment Adviser has agreed to pay Fund expenses to the extent necessary to prevent the operating expenses of Guggenheim Canadian Energy Income ETF, Guggenheim China Real Estate ETF, Guggenheim China Small Cap ETF, Guggenheim Frontier Markets and Guggenheim International Multi-Asset Income ETF (excluding interest expenses, all or a portion of the Fund’s licensing fees, offering costs (up to 0.25% of average net assets for the Guggenheim China Real Estate ETF, Guggenheim China Small Cap ETF and Guggenheim Frontier Markets ETF), brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of each Fund’s business) from exceeding the percentage of its average net assets set forth in the chart below (the “Expense Cap”), at least until December 31, 2016, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The offering costs excluded from the Expense Cap are: (a) legal fees pertaining to the Fund’s Shares offered for sale; (b) SEC and state registration fees; and (c) initial fees paid to be listed on an exchange.  Pursuant to an expense reimbursement agreement (the “Expense Agreement”) entered into between the Trust and the Investment Adviser with respect to Guggenheim Timber ETF, the Investment Adviser has agreed to pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding the percentage of average net assets per year of the Fund, as set forth in the table below (the “Expense Cap”), at least until December 31, 2017, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. For a period of five (5) years subsequent to each Fund’s commencement of operations, the Investment Adviser may recover from the Fund expenses reimbursed during the prior three years if the Fund’s expense ratio, including the recovered expenses, falls below the Expense Cap. To the extent that the Fund incurs expenses that are excluded from the Expense Cap, the Fund’s expense ratio will exceed the Expense Cap.

The Expense Cap table in the “Management-Investment Advisory Agreement” section of the SAI is amended to reflect a 0.55% Expense Cap for Guggenheim Timber ETF.

Claymore Exchange-Traded Fund Trust 2
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

May 20, 2015                                          CUT-COMBO-SUP